Share-Based Compensation - Schedule of Activities of the Restricted Shares (Details) - Restricted Shares [Member]	12 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Activities of the Restricted Shares [Line Items]
Number of nonvested restricted shares, Balance | shares
Weighted average FV per ordinary share on the grant date,Unvested Balance | $ / shares
Number of nonvested restricted shares,Granted | shares	768,000
Weighted average FV per ordinary share on the grant date,Granted | $ / shares	$ 5.57
Number of nonvested restricted shares,Vested | shares	(33,000)
Weighted average FV per ordinary share on the grant date.Vested | $ / shares	$ 5.38
Number of nonvested restricted shares, Balance | shares	735,000
Weighted average FV per ordinary share on the grant date,Unvested Balance | $ / shares	$ 5.58